Stockholders' Equity (Details) - USD ($)						1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 07, 2021	May 18, 2021	Nov. 24, 2020	Mar. 23, 2020	Sep. 27, 2017	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 30, 2020
Stock Issued During Period, Shares, Issued for Services				35,592
Stock Issued During Period, Value, Issued for Services				$ 33,812			$ 1,840,000	$ 33,812	$ 99,491,388
Stock Issued During Period, Shares, New Issues	5,380,000	1,600,000	6,060,608			1,600,000
Shares Issued, Price Per Share	$ 1.30		$ 1.65
Proceeds From Issuance of Common Stock Gross			$ 10,000,000
Stock Issued During Period, Value, New Issues		$ 1,840,000	$ 9,100,000				$ 6,939,000
Net proceeds from issuance of shares	$ 6,939,000
Common Stock, Shares, Outstanding							42,874,097		35,894,097
September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,078,045		999		944,655
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.001	$ 4.25
Description Warrants Exercise Term							The exercisability of the warrants may be limited if, upon exercise, the holder or any of its affiliates would beneficially own more than 4.99% of the Company’s common shares.
November 2020 Offering Warrants
Term of Warrant			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.81				$ 1.87
Class of Warrant or Right, Outstanding							6,557,635
Weighted Average Remaining Life of Warrants							4 years 2 months 23 days
Investor Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					945,654
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.25
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					132,391
Placement Agent Warrants [Member] | September 2017 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							132,391
Term of Warrant					5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 4.675
Registered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			2,754,820
Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,305,788
Placement agent [Member] | Unregistered Warrants [Member] | November 2020 Offering Warrants
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									363,637
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.815